Dividends Payable	6 Months Ended
Dec. 31, 2016
Dividends Payable [Abstract]
Dividends Payable [Text Block]
Note 11 - Dividends Payable

On September 13, 2014, the directors of Delta approved a resolution for a cash dividends distribution of $35,000,000. According to the resolution, the dividends are to be distributed to the Shareholders, Mr. Yan Hong, Mr. Shen Lei and Mr. Chao Xin in accordance with their respective percentage shareholdings in Delta, as to $392,000 to Mr. Yan Hong; as to $392,000 to Mr. Shen Lei; and as to $34,216,000 to Mr. Chao Xin. As at December 31, 2016, the dividends were not paid. The directors of Delta are reviewing the cash position of the Company periodically to decide when to pay for the dividend.